Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net loss	$ (10,049,784)	$ (4,402,947)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Goodwill impairment		2,488,708
Depreciation and amortization	1,799,993	1,042
Interest expense	903,007	41,644
Write-down of inventory	124,000
Provision for losses on receivables, net	141,801
Loss on discontinued operations		184,725
Loss on sales of assets	9,027
Deferred income tax benefit	(22,000)
Changes in certain assets and liabilities:
Accounts receivable	(414,911)	(5,216)
Inventory	3,980,288
Other current assets	690,228	(20,359)
Accounts payable and accrued expenses	867,105	365,394
Accounts payable - related party	(392,315)	391,429
Deferred revenue	(2,721,864)	(18,665)
Other long-term liabilities	484,852
Net cash (used in) provided by operating activities	(4,600,573)	(974,245)
Investing activities:
Capital expenditures	(454,188)
Proceeds from the sale of property, plant and equipment	4,642,522
Investment in marketable securities	(16,486,736)
Sale of marketable securities	4,019,706	0
Cash acquired in acquisitions	(2,548,167)
Net cash (used in) provided by investing activities	(5,730,529)
Financing activities:
Proceeds from sale of convertible notes		20,000,000
Line of credit, net change	421,159	(1,971)
Repayments on long-term debt	(5,215,095)
Net cash (used in) provided by financing activities	(4,793,936)	19,998,029
Effect of exchange rate changes on cash	(30,646)
Increase (decrease) in cash	(15,155,684)	19,023,784
Cash and cash equivalents at beginning of year	19,032,392	8,608
Cash and cash equivalents at end of period	3,876,708	19,032,392
Cash paid during the year for:
Interest	706,306
Income taxes	221,779
Non-cash transactions:
Convertible note converted to stock	6,563,555
Convertible note issued related to acquisition	6,500,000
Promissory note issued related to acquisition	4,000,000
Stock issued related to acquisitions	$ 5,106,938